Expense Example (Invesco Small Cap Equity Fund, Institutional Class, Invesco Small Cap Equity Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Small Cap Equity Fund | Institutional Class, Invesco Small Cap Equity Fund
Example
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 91
3 Years	284
5 Years	493
10 Years	$ 1,096